INCOME TAXES (Details) - Entity [Domain] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal	$ 1,769	$ 1,381	$ 340
State	1,014	86	1,078
Total current expense (benefit)	2,783	1,467	1,418
Deferred:
Federal	8,136	15,929	1,998
State	2,108	116	(2,755)
Total deferred expense (benefit)	10,244	16,045	(757)
Total income tax expense	$ 13,027	$ 17,512	$ 661
Reconciliation of the provision for income taxes computed at federal statutory rates to the effective rates
Statutory federal income tax rate (as a percent)	35.00%	35.00%	35.00%
State income taxes, net of federal benefit (as a percent)	1.20%	1.70%	(12.80%)
Transaction costs (as a percent)	2.60%		14.90%
Other permanent differences (as a percent)	(0.40%)		1.10%
Change in uncertain tax positions (as a percent)		(1.70%)
Valuation Allowance (as a percent)	(0.70%)
Change in deferred tax rate (as a percent)	7.40%		(19.70%)
Provision to return		1.30%	(4.20%)
Other (as a percent)	(0.10%)	0.60%	(0.40%)
Total (as a percent)	45.80%	36.90%	11.70%
Current deferred tax assets:
Reserve for uncollectible accounts	$ 1,062	$ 615
Accrued vacation pay deducted when paid	2,381	2,196
Accrued expenses and deferred revenue	9,931	5,149
Total	13,374	7,960
Non-current deferred tax assets:
Net operating loss carryforwards	12,591	18,809
Pension and postretirement obligations	46,829	28,072
Stock-based compensation	998	495
Derivative instruments	276	1,004
Financing costs	2,151	1,503
Tax credit carryforwards	4,193	3,143
Other	28
Total	67,066	53,026
Valuation allowance	(1,738)	(535)
Net non-current deferred tax assets	65,328	52,491
Non-current deferred tax liabilities:
Goodwill and other intangibles	(45,457)	(28,515)
Basis in investment	(282)	(38)
Partnership investments	(25,813)	(25,523)
Property, plant and equipment	(240,441)	(178,274)
Total	(311,993)	(232,350)
Net non-current deferred taxes	(246,665)	(179,859)
Net deferred income tax liabilities	(233,291)	(171,899)
State
Income taxes
Unrecognized tax benefits recognized due to expiration of state statute of limitations		$ 1,224
Income Tax Expense (Benefits) Increase (Decrease)	200
Reconciliation of the provision for income taxes computed at federal statutory rates to the effective rates
Decrease in unrecognized tax benefits	200
Non-current deferred tax assets:
Net operating loss carryforwards	4,500
Non-current deferred tax liabilities:
Decrease in tax expense due to expiration of state statute of limitations	$ (200)